COMBINED CARVE-OUT STATEMENTS OF CHANGES IN DEFICIT - EUR (€)	Total deficit before non-controlling interests	Share capital and premium	Other equity Advances from shareholders	Other reserves.	Retained earnings.	Non-controlling interests.	Total
Balance at beginning at Dec. 31, 2019	€ (158,476)	€ 1,200	€ 548,380	€ (5,847,094)	€ 5,139,038		€ (158,476)
Comprehensive income
Net profit (loss) for the year	14,360,637				14,360,637		14,360,637
Foreign currency translation adjustment	(520,180)			(520,180)			(520,180)
Total comprehensive income/(loss) for the year	13,840,457			(520,180)	14,360,637		13,840,457
Transactions with owners
Dividends	(40,616,470)			(40,616,470)			(40,616,470)
Contribution for the year	200,000		200,000				200,000
Total transactions with owners	(40,416,470)		200,000	(40,616,470)			(40,416,470)
Other movements
Parent Investment-Carve Out Adjustment	25,780,700			25,780,700			25,780,700
Balance at ending at Dec. 31, 2020	(953,789)	1,200	748,380	(21,203,044)	19,499,675		(953,789)
Comprehensive income
Net profit (loss) for the year	4,940,968				4,940,968	€ (1,304)	4,939,664
Foreign currency translation adjustment	870,178			870,178			870,178
Total comprehensive income/(loss) for the year							5,809,842
Total comprehensive income/(loss) for the year	5,811,146			870,178	4,940,968	(1,304)	5,809,842
Transactions with owners
Dividends	(18,730,378)			(18,730,378)			(18,730,378)
Total transactions with owners	(18,730,378)			(18,730,378)			(18,730,378)
Other movements
Acquisition of subsidiary				(500,000)			(500,000)
Parent Investment-Carve Out Adjustment	7,881,351			7,881,351			7,881,351
Acquisition of subsidiary with NCI						(520)	(520)
Balance at ending at Dec. 31, 2021	€ (6,491,670)	€ 1,200	€ 748,380	€ (31,681,893)	€ 24,440,643	€ (1,824)	€ (6,493,494)